UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03634
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                          The Guardian Bond Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices) (Zip code)

Frank L. Pepe                                Thomas G. Sorell
The Guardian Bond Fund, Inc.                 The Guardian Bond Fund, Inc.
7 Hanover Square                             7 Hanover Square
New York, N.Y. 10004                         New York, N.Y. 10004

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                     (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
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                      Date of fiscal year end: December 31
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                     Date of reporting period: June 30, 2003
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

ITEM 1. REPORTS TO STOCKHOLDERS.

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The Guardian Bond Fund
-------------------------------------

[PHOTO OMITTED]

Howard W. Chin,
Portfolio Manager

Net Assets at June 30, 2003:  $450,827,820

Q:    How did the Fund perform for the first six months of 2003?

A: The Fund had a total return of 4.37%(1) for the six months ended June 30, 2003, outperforming the Fund's benchmark, the Lehman Aggregate Bond Index,(2) by 0.44%. The Index, which measures the taxable fixed income market, had a return of 3.93%. In addition, the average fund in the Lipper Intermediate Investment Grade peer group(3) returned 4.45% for the same period (the peer group consists of 36 other variable annuity subaccounts that invest in primarily investment grade debt with average maturities of 5-10 years).

Q:    What factors affected the Fund's performance?

A: In many respects, the first half of 2003 was a continuation of the pattern first seen in 2002, where the long-awaited economic recovery saw several fits and starts without any real sustained forward momentum. With positive economic news frequently followed by offsetting signs of weakness, the recovery never quite gained the expected traction and the economy continued with its plodding ways. The economy grew at a 1.4% rate in the first quarter and the consensus forecast for the second quarter is only 2.0%.

      That said, however, there were some economic bright spots. Consumer spending and the housing market remained very strong, fueled by decade lows in mortgage rates and unprecedented refinancing activity. On the other hand, economic activity was dampened by concerns of geopolitical risk, the war in Iraq, and sharply escalating energy prices. Even though the war successfully concluded and energy prices stabilized, the anticipated post-war recovery did not occur. The economy remained sluggish, capital investment by businesses did not materialize, and the labor market continued to weaken.

      The Federal Reserve Board (Fed) also changed its strategic focus from the balance of risks between growth and inflation, to the balance between inflation and deflation. While it considered the risk of deflation to be minor, the Fed stated that deflation would be its predominant concern for the foreseeable future. As a result, most investors are now expecting that the Fed will keep rates low for an extended period of time, in order to prevent the onset of deflation, while retaining the flexibility to further cut rates if needed. In fact, we believe the market does not expect the Federal Funds rate to rise by 0.25% from current levels until summer, 2004.

      Against the positive interest rate backdrop, the fixed income market turned in another strong performance. The Treasury market rallied strongly during the first half of the year, and despite a late selloff in the second quarter, yields still fell by about 0.30% across the various maturities. The 2-year note finished at a 1.31% yield while the 10-year note finished at 3.52%. (At the height of the rally, the yield of the 10-year Treasury closed at a multi-decade low of 3.11%.)

================================================================================

      "Our asset allocation strategy within structured products also helped the Fund to outperform the Fund's benchmark."

================================================================================

      The spread sectors performed even better as each sector outperformed comparable duration Treasuries. Most notably, corporate bonds turned in a stellar performance returning 7.32%, as measured by the Lehman Credit Index2 during the first half and outperformed comparable duration Treasuries by 3.47%, easily besting the previous full-year record. Much of this outperformance was driven by strong investor demand and fueled by the expectation that corporate bonds would be well positioned to take advantage of the balance sheet improvement effort undertaken by corporate America and the anticipation of an impending economic recovery.

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(1)   Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The Lehman Aggregate Bond Index and the Lehman Credit Index are unmanaged indices that are generally considered to be representative of U.S. bond market activity and U.S. investment grade corporate bond market activity, respectively. The Indices are not available for direct investment, and their returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.


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22

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      The various structured products sectors also performed well, although not to the same extent as the corporate sector. Commercial mortgage-backed securities (CMBS)4 fared the best, returning 5.33% and outpacing comparable duration Treasuries by 1.59%. The asset-backed securities (ABS)4 market returned 3.39% and outpaced comparable duration Treasuries by 1.26%. Mortgage-backed securities (MBS)(4) lagged these two sectors, but in light of the interest rate rally and the dramatic surge in refinancing risk, it was to be expected that they would perform the least well. Nonetheless, the sector still posted a positive return of 1.60% and outperformed comparable duration Treasuries by 0.46%. Despite their increased risk, MBS still enjoyed very strong investor demand as the MBS financing market provided attractive incremental returns, while the cash flows generated by the unprecedented refinancing activity created its own demand as investors needed to reinvest these funds within the MBS market.

Q:    What was your investment strategy during the period?

A: We believed that spread sectors were very attractive coming into 2003 and well positioned to take advantage of the expected economic recovery. As a result, we adopted overweighted exposures in both corporate bonds and structured products. Although the recovery was less robust than we had expected, both sectors still performed very well.

      As discussed above, corporates were far and away the best performing asset class in the first half of 2003 and our overweights served the Fund well. In fact, many of the specific subsectors where we chose to strongly overweight performed even better than the average sector in the Lehman Brothers Credit Index. Of particular note, the media-cable sector (8.13% of excess returns) and the wirelines sector (6.11%) made outsized contributions to the Fund's performance.

      Our asset allocation strategy within structured products also helped the Fund to outperform the Fund's benchmark. We were overweighted in all three subsectors, but we were much more strongly overweighted in CMBS and ABS relative to MBS and as noted above, these two sectors posted significantly greater excess returns.

Q:    What is your outlook for the future?

A: We remain cautiously optimistic that the recovery will gain some momentum but believe that sluggish growth is the most likely scenario in the near term. We also believe that interest rates will remain in a fairly narrow range near their current levels and may not significantly increase until 2004.

      We remain positive on the spread sectors. While we don't necessarily expect them to perform at the same strong pace seen in the first half - most notably the corporate sector - we believe the relatively benign interest rate environment and the steep yield curve will continue to favor these sectors. As a result, we will maintain our overweighted exposure in all the spread sectors in the near term.

      Finally, we still believe the key to the recovery is the resumption of capital investment by businesses. Low interest rates will continue to bolster the housing market and consumer spending is likely to continue its strong pace, aided by the $350 million fiscal stimulus program recently passed by Congress. However, it is unclear whether these factors will be sufficient to spark the needed capital expenditures. Businesses remain focused on cost cutting and debt reduction. Until revenues and profits demonstrate some greater permanence, businesses may be reluctant to invest, especially in light of the current surplus in manufacturing capacity. Similarly, the labor market is not likely to improve in the near term as earlier productivity gains are now allowing businesses to increase output without adding labor. As with capital expenditures, we will need to see a sharp and sustainable increase in demand before more resources are likely to be added.

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The Guardian Bond Fund Profile
------------------------------

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                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2003
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1 Year ...............................................................    10.40%
3 Year ...............................................................     9.75%
5 Years ..............................................................     7.13%
10 Years .............................................................     6.70%
Since Inception (5/1/83) .............................................     8.77%

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(1)   Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.

--------------------------------------------------------------------------------

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(4)   The respective indices are: the Lehman Commercial Mortgage-Backed
      Securities (CMBS) Index, the Lehman Asset-Backed Securities (ABS) Index, and the Lehman Mortgage-Backed Securities (MBS) Index.


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                                                                              23

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The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2003 (Unaudited)

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Asset Backed -- 10.1%
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
                Aesop Funding II LLC
                  2003-2A A3
$  3,420,000      3.61% due 6/20/2009 +                           $   3,490,542
                  2002-1A A1
   2,000,000      3.85% due 10/20/2006 +                              2,075,834
   4,550,000    Ameriquest Mtg. Secs., Inc.
                  2003-5 A3
                  3.027% due 7/25/2033                                4,609,567
     717,710    Amresco
                  1997-1 MIF
                  7.42% due 3/25/2027                                   716,799
   4,200,000    California Infrastructure SCE
                  1997-1 A7
                  6.42% due 12/26/2009                                4,798,293
   4,680,000    Centex Home Equity Loan Tr.
                  2003-A AF4
                  3.75% due 12/25/2031                                4,758,021
   5,308,000    Citibank Credit Card Issuance Tr.
                  2000-A1 A1
                  6.90% due 10/15/2007                                5,905,174
   3,300,000    CNH Equipment Tr.
                  2003-A A4B
                  2.57% due 9/15/2009                                 3,302,184
   4,600,000    Navistar Financial Corp. Owner Tr.
                  2003-A A4
                  2.24% due 11/15/2009                                4,594,377
   3,300,000    Residential Asset Sec. Corp.
                  2000-KS5 AI5
                  7.615% due 12/25/2031                               3,579,603
   3,602,978    Residential Funding Mtg. Sec. II
                  2002-HS2 A3
                  4.44% due 3/25/2017                                 3,615,559
   4,100,000    Vanderbilt Acquisition Loan Tr.
                  2002-1 A3
                  5.70% due 9/7/2023                                  4,346,584
--------------------------------------------------------------------------------
                Total Asset Backed
                  (Cost $44,749,830)                                 45,792,537
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Collateralized Mortgage Obligation -- 2.3%
--------------------------------------------------------------------------------
$  4,650,000    FHLMC
                  H006 A2
                  2.837% due 2/15/2010                            $   4,686,642
   3,200,000    FNMA
                  2001-64 QG
                  6.00% due 3/25/2030                                 3,339,363
   2,304,100    Washington Mutual
                  2002-AR4 A7
                  5.551% due 4/26/2032                                2,341,622
--------------------------------------------------------------------------------
                Total Collateralized Mortgage
                  Obligation
                  (Cost $10,331,870)                                 10,367,627
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Mortgage Backed -- 3.5%
--------------------------------------------------------------------------------
                Bear Stearns Comm'l. Mtg. Sec.,
                  Inc.
                  2003-Top10 A2
$  4,600,000      4.74% due 3/13/2040                             $   4,807,430
                  2002-Top8 A1
   2,116,697      4.06% due 8/15/2038                                 2,203,226
                LB-UBS Comm'l. Mtg. Tr.
                  2004-C4 A2
   2,450,000      7.37% due 8/15/2026                                 2,976,496
                  2001-C7 A5
   5,055,000      6.133% due 12/15/2030                               5,796,907
--------------------------------------------------------------------------------
                Total Commercial Mortgage Backed
                  (Cost $14,828,497)                                 15,784,059
--------------------------------------------------------------------------------

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Corporate Bonds -- 29.3%
--------------------------------------------------------------------------------
Aerospace and Defense -- 0.4%
$    600,000    Lockheed Martin Corp.
                  8.50% due 12/1/2029                             $     815,517
     200,000    Northrop Grumman Corp.
                  7.125% due 2/15/2011                                  239,584
     500,000    TRW, Inc.
                  7.75% due 6/1/2029                                    638,614
                                                                  --------------
                                                                      1,693,715
--------------------------------------------------------------------------------
Airlines -- 0.4%
   1,800,000    Delta Air Lines, Inc.
                  6.417% due 7/2/2012                                 1,947,430
--------------------------------------------------------------------------------
Automotive -- 0.4%
   1,000,000    DaimlerChrysler NA Hldg.
                  4.05% due 6/4/2008                                    990,314
   1,060,000    Ford Motor Co.
                  7.45% due 7/16/2031                                   971,029
                                                                  --------------
                                                                      1,961,343
--------------------------------------------------------------------------------
Building Materials -- 0.1%
     500,000    Masco Corp.
                  6.50% due 8/15/2032                                   554,942
--------------------------------------------------------------------------------
Chemicals -- 0.2%
     800,000    Potash Corp.
                  4.875% due 3/1/2013                                   823,249
--------------------------------------------------------------------------------
Energy -- 1.7%
   1,750,000    Devon Energy Corp.
                  7.95% due 4/15/2032                                 2,252,569
     650,000    Husky Energy, Inc.
                  6.25% due 6/15/2012                                   730,477
   1,000,000    Pride Int'l., Inc.
                  9.375% due 5/1/2007                                 1,032,500
     800,000    Transocean, Inc.
                  7.50% due 4/15/2031                                   985,200
     650,000    Western Oil Sands, Inc.
                  8.375% due 5/1/2012                                   724,750

                       See notes to financial statements.


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74

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Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$  1,850,000    XTO Energy, Inc.
                  6.25% due 4/15/2013 +                           $   1,965,625
                                                                  --------------
                                                                      7,691,121
--------------------------------------------------------------------------------
Energy - Refining -- 0.5%
   1,750,000    Tosco Corp.
                  8.125% due 2/15/2030                                2,345,427
--------------------------------------------------------------------------------
Entertainment -- 0.6%
   2,400,000    Time Warner Cos., Inc.
                  7.57% due 2/1/2024                                  2,716,464
--------------------------------------------------------------------------------
Environmental -- 0.7%
   2,450,000    Waste Management, Inc.
                  7.375% due 8/1/2010                                 2,939,821
--------------------------------------------------------------------------------
Finance Companies -- 1.3%
   1,480,000    Ford Motor Credit Co.
                  7.60% due 8/1/2005                                  1,589,058
   1,000,000    General Electric Capital Corp.
                  5.45% due 1/15/2013                                 1,083,142
                General Motors Acceptance Corp.
   1,000,000      6.125% due 9/15/2006                                1,052,803
     300,000      8.00% due 11/1/2031                                   294,350
                Household Finance Corp.
   1,000,000      6.375% due 11/27/2012                               1,139,126
     750,000      7.875% due 3/1/2007                                   883,965
                                                                  --------------
                                                                      6,042,444
--------------------------------------------------------------------------------
Financial -- 1.2%
   1,300,000    Bear Stearns Cos., Inc.
                  5.70% due 11/15/2014                                1,440,880
   1,650,000    Goldman Sachs Group, Inc.
                  5.70% due 9/1/2012                                  1,812,738
     750,000    Lehman Brothers Hldgs., Inc.
                  6.625% due 1/18/2012                                  879,282
     900,000    Morgan Stanley
                  6.60% due 4/1/2012                                  1,039,846
                                                                  --------------
                                                                      5,172,746
--------------------------------------------------------------------------------
Financial - Banks -- 2.1%
     900,000    Bank America Corp.
                  4.875% due 9/15/2012                                  949,830
     400,000    BB&T Corp.
                  6.50% due 8/1/2011                                    469,136
   1,500,000    Citigroup, Inc.
                  5.625% due 8/27/2012                                1,652,608
     700,000    City National Corp.
                  5.125% due 2/15/2013                                  720,352
     300,000    J.P. Morgan Chase & Co.
                  5.75% due 1/2/2013                                    327,985
     500,000    MBNA America Bank Nat'l.
                  7.125% due 11/15/2012                                 585,757
     450,000    Regions Financial Corp.
                  6.375% due 5/15/2012                                  520,360
   1,000,000    Sovereign Bank
                  5.125% due 3/15/2013                                1,032,732
     350,000    Synovus Financial Corp.
                  4.875% due 2/15/2013 +                                366,720
   2,275,000    Wells Fargo Bank NA
                  6.45% due 2/1/2011                                  2,682,286
                                                                  --------------
                                                                      9,307,766
--------------------------------------------------------------------------------
Food and Beverage -- 1.3%
   1,350,000    Coca-Cola Bottling Co.
                  5.00% due 11/15/2012                                1,408,400
     600,000    General Mills, Inc.
                  6.00% due 2/15/2012                                   677,375
                Kellogg Co.
   2,000,000      2.875% due 6/1/2008                                 1,985,928
     600,000      6.60% due 4/1/2011                                    703,637
   1,000,000    Kraft Foods, Inc.
                  6.25% due 6/1/2012                                  1,131,180
                                                                  --------------
                                                                      5,906,520
--------------------------------------------------------------------------------
Gaming -- 0.4%
   1,500,000    Int'l. Game Technology
                  8.375% due 5/15/2009                                1,840,209
--------------------------------------------------------------------------------
Gas Distributors -- 0.2%
   1,000,000    Equitable Resources, Inc.
                  5.15% due 3/1/2018 +                                1,062,879
--------------------------------------------------------------------------------
Health Care -- 0.3%
     750,000    HCA, Inc.
                  6.25% due 2/15/2013                                   764,581
     400,000    Laboratory Corp. of America
                  5.50% due 2/1/2013                                    428,259
                                                                  --------------
                                                                      1,192,840
--------------------------------------------------------------------------------
Home Construction -- 0.5%
   1,000,000    D.R. Horton, Inc.
                  5.875% due 7/1/2013                                   980,000
   1,000,000    NVR, Inc.
                  5.00% due 6/15/2010                                 1,002,500
     350,000    Ryland Group, Inc.
                  5.375% due 6/1/2008                                   361,375
                                                                  --------------
                                                                      2,343,875
--------------------------------------------------------------------------------
Industrial - Other -- 0.7%
   3,000,000    Aramark Svcs., Inc.
                  7.10% due 12/1/2006                                 3,348,606
--------------------------------------------------------------------------------
Media - Cable -- 1.7%
                AT & T Broadband Corp.
     800,000      8.375% due 3/15/2013                                1,001,925
   1,800,000      9.455% due 11/15/2022                               2,453,324
   2,500,000    Comcast Cable Comm., Inc.
                  6.20% due 11/15/2008                                2,815,160
     400,000    Cox Comm., Inc.
                  7.125% due 10/1/2012                                  477,653

                       See notes to financial statements.


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                                                                              75

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The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2003 (Unaudited) (continued)

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$  1,000,000    CSC Hldgs., Inc.
                  7.625% due 4/1/2011                             $   1,010,000
                                                                  --------------
                                                                      7,758,062
--------------------------------------------------------------------------------
Media - NonCable -- 1.0%
     400,000    Clear Channel Comm.
                  5.75% due 1/15/2013                                   432,606
     300,000    News America Hldgs.
                  8.00% due 10/17/2016                                  382,518
   3,500,000    Scholastic Corp.
                  5.75% due 1/15/2007                                 3,826,949
                                                                  --------------
                                                                      4,642,073
--------------------------------------------------------------------------------
Merchandising - Supermarkets -- 1.0%
   1,000,000    Delhaize America, Inc.
                  7.375% due 4/15/2006                                1,050,000
   1,900,000    Kroger Co.
                  7.25% due 6/1/2009                                  2,218,972
   1,000,000    Safeway, Inc.
                  6.15% due 3/1/2006                                  1,082,614
                                                                  --------------
                                                                      4,351,586
--------------------------------------------------------------------------------
Natural Gas - Pipelines -- 2.1%
   3,500,000    Consolidated Natural Gas Co.
                  7.25% due 10/1/2004                                 3,723,395
     550,000    Duke Energy Field Svcs.
                  8.125% due 8/16/2030                                  702,255
   2,000,000    Enterprise Products Operating LP
                  6.875% due 3/1/2033 +                               2,265,182
     650,000    Gulfterra Energy Partners
                  8.50% due 6/1/2010 +                                  695,500
   1,000,000    Kinder Morgan, Inc.
                  6.50% due 9/1/2012                                  1,146,298
     800,000    Teppco Partners LP
                  6.125% due 2/1/2013                                   888,377
                                                                  --------------
                                                                      9,421,007
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
   1,200,000    Abitibi-Consolidated, Inc.
                  7.875% due 8/1/2009                                 1,332,000
     500,000    Int'l. Paper Co.
                  5.85% due 10/30/2012                                  544,944
     800,000    Packaging Corp. of America
                  9.625% due 4/1/2009                                   881,000
                Weyerhaeuser Co.
     350,000      6.00% due 8/1/2006                                    383,933
     450,000      6.75% due 3/15/2012                                   510,841
                                                                  --------------
                                                                      3,652,718
--------------------------------------------------------------------------------
Railroads -- 0.3%
     300,000    CSX Corp.
                  4.875% due 11/1/2009                                  319,619
   1,000,000    Norfolk Southern Corp.
                  6.75% due 2/15/2011                                 1,167,971
                                                                  --------------
                                                                      1,487,590
--------------------------------------------------------------------------------
Real Estate Investment Trust-- 0.5%
     450,000    Duke Realty Corp.
                  5.875% due 8/15/2012                                  492,172
     225,000    EOP Operating LP
                  7.00% due 7/15/2011                                   261,128
     550,000    Liberty Ppty. LP
                  7.25% due 3/15/2011                                   649,180
     400,000    Prologis
                  5.50% due 3/1/2013                                    426,934
     275,000    Regency Centers LP
                  6.75% due 1/15/2012                                   312,556
     250,000    Simon Ppty. Group LP
                  5.45% due 3/15/2013 +                                 260,946
                                                                  --------------
                                                                      2,402,916
--------------------------------------------------------------------------------
Retailers -- 0.8%
     750,000    Staples, Inc.
                  7.375% due 10/1/2012                                  887,819
   2,598,000    Wal-Mart Stores, Inc.
                  8.75% due 12/29/2006                                2,613,094
                                                                  --------------
                                                                      3,500,913
--------------------------------------------------------------------------------
Services -- 0.3%
   1,050,000    PHH Corp.
                  7.125% due 3/1/2013                                 1,191,628
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 2.6%
   1,050,000    AEP Texas Central Co.
                  5.50% due 2/15/2013 +                               1,120,198
     200,000    Alabama Power Co.
                  5.50% due 10/15/2017                                  218,899
     650,000    American Electric Power, Inc.
                  5.25% due 6/1/2015                                    655,126
     650,000    Consumers Energy Co.
                  5.375% due 4/15/2013 +                                682,413
     400,000    Dominion Resources, Inc.
                  6.75% due 12/15/2032                                  447,394
   1,350,000    DTE Energy Co.
                  6.375% due 4/15/2033                                1,406,820
     400,000    Florida Power Corp.
                  5.90% due 3/1/2033                                    427,923
     500,000    Georgia Power Co.
                  5.125% due 11/15/2012                                 536,287
     900,000    National Rural Utilities Coop. Fin.
                  8.00% due 3/1/2032                                  1,160,707
     800,000    Oncor Electric Delivery Co.
                  7.25% due 1/15/2033 +                                 943,817
     600,000    Pepco Hldgs., Inc.
                  6.45% due 8/15/2012                                   678,935
     200,000    Progress Energy, Inc.
                  7.00% due 10/30/2031                                  220,718
   1,000,000    PSEG Energy Hldgs., Inc.
                  8.50% due 6/15/2011                                 1,075,000

                       See notes to financial statements.


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76

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
--------------------------------------------------------------------------------
$    500,000    Public Service Electric Gas Co.
                  5.125% due 9/1/2012                             $     533,853
     650,000    TXU Energy Co.
                  7.00% due 3/15/2013 +                                 719,375
   1,000,000    Xcel Energy, Inc.
                  3.40% due 7/1/2008 +                                  993,097
                                                                  --------------
                                                                     11,820,562
--------------------------------------------------------------------------------
Wireless Communications -- 0.8%
   1,350,000    Tritel PCS, Inc.
                  10.375% due 1/15/2011                               1,650,375
   1,410,000    Verizon Wireless Capital LLC
                  5.375% due 12/15/2006                               1,548,665
     350,000    Vodafone Group PLC
                  6.25% due 11/30/2032                                  379,023
                                                                  --------------
                                                                      3,578,063
--------------------------------------------------------------------------------
Wireline Communications -- 3.7%
     150,000    AT & T Corp.
                  8.50% due 11/15/2031                                  170,083
   1,000,000    British Telecom. PLC
                  8.875% due 12/15/2030                               1,364,566
     400,000    Century Tel. Enterprises, Inc.
                  6.875% due 1/15/2028                                  456,466
                Citizens Comm. Co.
     400,000      7.625% due 8/15/2008                                  475,116
     400,000      9.00% due 8/15/2031                                   538,952
   1,000,000    Deutsche Telekom Int'l. Fin.
                  9.25% due 6/1/2032                                  1,382,159
                France Telecom S.A.
   1,200,000      9.25% due 3/1/2011                                  1,510,278
   2,000,000      10.00% due 3/1/2031                                 2,767,470
     400,000    Royal KPN NV
                  8.375% due 10/1/2030                                  518,994
   1,650,000    Sprint Capital Corp.
                  8.375% due 3/15/2012                                1,975,573
   2,000,000    Telus Corp.
                  8.00% due 6/1/2011                                  2,310,000
   1,800,000    Verizon New York, Inc.
                  7.375% due 4/1/2032                                 2,233,435
     900,000    Verizon Pennsylvania, Inc.
                  5.65% due 11/15/2011                                  993,218
                                                                  --------------
                                                                     16,696,310
--------------------------------------------------------------------------------
Yankee -- 0.7%
   2,550,000    Pemex Master Tr.
                  7.875% due 2/1/2009                                 2,913,375
--------------------------------------------------------------------------------
                Total Corporate Bonds
                  (Cost $121,902,956)                               132,308,200
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 32.5%
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
--------------------------------------------------------------------------------
                FHLMC
$ 22,000,000      5.50%, (30 yr. TBA)                             $  22,694,364
  10,561,644      6.00%, 12/1/2032                                   10,950,737
   2,253,222      6.50%, 12/1/2031                                    2,344,737
   9,024,398      6.50%, 2032                                         9,391,222
     273,623      7.00%, 8/1/2008                                       291,111
                FNMA
   6,400,000      5.00%, (15 yr. TBA)                                 6,609,997
  12,300,000      5.00%, (30 yr. TBA)                                12,496,037
  11,800,000      5.50%, (30 yr. TBA)                                12,194,568
     104,294      5.50%, 1/1/2017                                       108,355
   6,995,704      5.50%, 2018                                         7,267,182
   3,279,546      6.00%, 10/1/2013                                    3,430,777
   1,540,185      6.00%, 4/1/2016                                     1,607,545
   1,515,925      6.00%, 2017                                         1,582,250
   5,280,552      6.50%, 2017                                         5,570,659
   2,386,131      6.50%, 7/1/2029                                     2,490,946
   1,946,822      6.50%, 5/1/2031                                     2,030,199
  20,865,591      6.50%, 2032                                        21,759,292
   2,712,542      6.50%, 1/1/2033                                     2,828,727
     999,801      7.00%, 9/1/2014                                     1,063,776
   3,024,199      7.00%, 2032                                         3,184,776
   2,806,688      7.50%, 12/1/2029                                    2,983,339
     200,542      8.00%, 6/1/2008                                       212,213
     739,762      8.00%, 2030                                           797,904
     574,650      8.00%, 3/1/2031                                       617,527
       1,313      8.25%, 1/1/2009                                         1,388
      50,079      8.50%, 8/1/2009                                        54,255
                GNMA
   2,178,417      6.00%, 10/15/2032                                   2,284,590
   1,344,690      6.00%, 2/15/2033                                    1,410,243
   6,058,565      6.50%, 2032                                         6,361,673
     962,729      6.50%, 2/15/2033                                    1,010,866
     798,277      8.00%, 2030                                           861,565
--------------------------------------------------------------------------------
                Total Mortgage Pass-Throughs
                  (Cost $144,754,648)                               146,492,820
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sovereign Debt -- 0.6%
--------------------------------------------------------------------------------
$    350,000    Korea Development Bank
                  5.50% due 11/13/2012                            $     372,351
     450,000    Malaysia
                  7.50% due 7/15/2011                                   547,560
   1,700,000    United Mexican States
                  8.00% due 9/24/2022                                 1,904,000
--------------------------------------------------------------------------------
                Total Sovereign Debt
                  (Cost $2,562,548)                                   2,823,911
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2003 (Unaudited) (continued)

--------------------------------------------------------------------------------
U.S. Government -- 19.5%
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
U.S. Government Agencies -- 7.4%
                FHLMC
$  1,000,000      4.50%, 1/15/2013                                $   1,050,487
                FNMA
   9,400,000      3.25%, 1/15/2008                                    9,715,257
   5,400,000      4.375%, 10/15/2006                                  5,818,360
   5,600,000      5.00%, 1/15/2007                                    6,163,662
   6,640,000      6.00%, 5/15/2008                                    7,667,719
   1,210,000      6.125%, 3/15/2012                                   1,427,005
   1,200,000      6.375%, 6/15/2009                                   1,421,161
                                                                  --------------
                                                                     33,263,651
--------------------------------------------------------------------------------
U.S. Treasury Bonds and Notes -- 12.1%
                U.S. Treasury Bonds
     555,000      5.375%, 2/15/2031                                     624,961
                U.S. Treasury Notes
     575,000      1.25%, 5/31/2005                                      574,663
  13,810,000      2.25%, 7/31/2004                                   13,988,563
     200,000      2.625%, 5/15/2008                                     201,828
   5,500,000      3.00%, 1/31/2004                                    5,564,240
   1,815,000      3.00%, 11/15/2007                                   1,872,144
  11,315,000      3.00%, 2/15/2008                                   11,643,395
   3,705,000      3.625%, 5/15/2013                                   3,733,943
      75,000      3.875%, 2/15/2013                                      77,177
   2,010,000      5.50%, 5/15/2009                                    2,315,112
   3,275,000      5.75%, 8/15/2010                                    3,833,414
   4,395,000      6.00%, 8/15/2009                                    5,184,210
   4,000,000      6.50%, 2/15/2010                                    4,852,656
                                                                  --------------
                                                                      54,466,306
--------------------------------------------------------------------------------
                Total U.S. Government
                  (Cost $83,987,695)                                 87,729,957
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Paper -- 8.3%
--------------------------------------------------------------------------------
Finance Companies -- 2.3%
$ 10,200,000    KFW Int'l. Finance, Inc.
                  1.10% due 7/14/2003 (a)                           $10,195,948
--------------------------------------------------------------------------------
Financial - Banks -- 4.5%
  10,200,000    BNP Paribas Canada
                  1.11% due 7/14/2003 (a)                            10,195,912
  10,200,000    Oesterreichische
                  1.10% due 7/14/2003 (a)                            10,195,948
                                                                  --------------
                                                                     20,391,860
--------------------------------------------------------------------------------
Telecommunications -- 1.5%
   6,700,000    SBC Int'l., Inc.
                  1.05% due 7/17/2003 (a)                             6,696,873
--------------------------------------------------------------------------------
                Total Commercial Paper
                  (Cost $37,284,681)                                 37,284,681
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 6.2%
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$ 17,300,000    Lehman Brothers repurchase
                agreement, dated 6/30/2003,
                maturity value $17,307,333
                at 1.09%, due 7/14/2003 (1)(a)                    $  17,300,000
  10,591,000    State Street Bank and Trust Co.
                repurchase agreement, dated
                6/30/2003, maturity value
                $10,591,324 at 1.10%, due
                7/1/2003 (1)(a)                                      10,591,000
--------------------------------------------------------------------------------
                Total Repurchase Agreement
                  (Cost $27,891,000)                                 27,891,000
--------------------------------------------------------------------------------
Total Investments -- 112.3%
  (Cost $488,293,725)                                               506,474,792
Payables for Mortgage Pass-Throughs
  Delayed Delivery Securities (a) -- (11.8)%                        (53,413,027)
Liabilities in Excess of Cash, Receivables
  and Other Assets -- (0.5)%                                         (2,233,945)
--------------------------------------------------------------------------------
Net Assets -- 100%                                                 $450,827,820
--------------------------------------------------------------------------------
+     Rule 144A restricted security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(a) Commercial paper and repurchase agreement are segregated to cover forward mortgage purchases.

                       See notes to financial statements.


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2003 (Unaudited)

ASSETS
   Investments, at market (cost $488,293,725)                    $  506,474,792
   Cash                                                                     425
   Interest receivable                                                4,011,793
   Receivable for fund shares sold                                      336,403
   Other assets                                                           2,043
                                                                 --------------
     Total Assets                                                   510,825,456
                                                                 --------------

LIABILITIES
   Payable for forward mortgage securities
     purchased -- Note E                                             53,413,027
   Payable for securities purchased                                   3,636,960
   Payable for fund shares redeemed                                   2,711,974
   Accrued expenses                                                      41,057
   Due to affiliates                                                    194,618
                                                                 --------------
     Total Liabilities                                               59,997,636
                                                                 --------------
     Net Assets                                                  $  450,827,820
                                                                 ==============

COMPONENTS OF NET ASSETS
   Capital stock, at par                                         $    3,507,949
   Additional paid-in capital                                       419,193,948
   Undistributed net investment income                                1,476,504
   Accumulated net realized gain on investments                       8,468,352
   Net unrealized appreciation of investments                        18,181,067
                                                                 --------------
     Net Assets                                                  $  450,827,820
                                                                 ==============

Shares Outstanding -- $0.10 par value                                35,079,494
                                                                 ==============

Net Asset Value Per Share                                        $        12.85
                                                                 ==============

Statement of Operations
Six Months Ended
June 30, 2003 (Unaudited)

INVESTMENT INCOME
   Interest                                                      $    9,775,850
                                                                 --------------

   Expenses:
     Investment advisory fees -- Note B                               1,114,242
     Custodian fees                                                      60,501
     Directors' fees -- Note B                                           11,587
     Other                                                               52,592
                                                                 --------------
     Total Expenses                                                   1,238,922
                                                                 --------------

   Net Investment Income                                              8,536,928
                                                                 --------------

REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS -- NOTE C
     Net realized gain on investments                                 8,796,964
     Net change in unrealized appreciation
       of investments                                                 2,126,414
                                                                 --------------
   Net Realized and Unrealized Gain
     on Investments                                                  10,923,378
                                                                 --------------
       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                                         $   19,460,306
                                                                 ==============

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Statement of Changes in Net Assets

                                                                               Six Months       Year Ended
                                                                                    Ended     December 31,
                                                                            June 30, 2003             2002
                                                                              (Unaudited)        (Audited)
                                                                            -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS From Operations:
     Net investment income                                                  $   8,536,928    $  17,814,581
     Net realized gain on investments                                           8,796,964        1,762,539
     Net change in unrealized appreciation/(depreciation) of investments        2,126,414       16,173,008
                                                                            -------------    -------------
       Net Increase in Net Assets from Operations                              19,460,306       35,750,128
                                                                            -------------    -------------

   Dividends and Distributions to Shareholders from:
     Net investment income                                                     (7,060,424)     (17,581,953)
     Net realized gain on investments                                            (561,347)      (1,352,532)
                                                                            -------------    -------------
       Total Dividends and Distributions to Shareholders                       (7,621,771)     (18,934,485)
                                                                            -------------    -------------

   From Capital Share Transactions:
     Net increase in net assets from capital share transactions -- Note G       3,900,500       60,381,055
                                                                            -------------    -------------

   Net Increase in Net Assets                                                  15,739,035       77,196,698

NET ASSETS:
Beginning of period                                                           435,088,785      357,892,087
                                                                            -------------    -------------
End of period*                                                              $ 450,827,820    $ 435,088,785
                                                                            =============    =============

* Includes undistributed net investment income of:                          $   1,476,504    $          --

                       See notes to financial statements.


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

Statement of Cash Flows
  Six Months Ended June 30, 2003 (Unaudited)

Cash flows from operating activities:
   Net increase in net assets resulting from operations                          $  19,460,306
     Adjustments to reconcile net decrease in
       net assets resulting from operations to net cash
       provided by operating activities:
         Purchases of long-term securities                                        (505,612,640)
         Proceeds from sales of long-term securities                               463,486,804
         Proceeds from mortgage paydown securities                                  29,338,577
         Premium amortization/discount accretion, net                                  453,420
         Purchases of short-term investments, net                                  (18,596,375)
         Increase in receivables                                                       (62,934)
         Decrease in payables                                                          (12,047)
         Net realized gain on total investments                                     (8,796,964)
         Net change in unrealized appreciation of investments                       (2,126,414)
                                                                                 -------------
           Net cash provided by operating activities                               (22,468,267)
                                                                                 -------------

Cash flows from financing activities:
         Proceeds from Fund shares sold                                             42,873,986
         Payments for Fund shares redeemed                                         (44,047,499)
         Cash distributions paid                                                      (102,753)
         Proceeds from the financing of dollar roll transactions, net               23,744,016
                                                                                 -------------
           Net cash used in financing activities                                    22,467,750
                                                                                 -------------
Decrease in Cash                                                                          (517)
Cash
   Beginning of period                                                                     942
                                                                                 -------------
   End of period                                                                 $         425
                                                                                 =============

Supplemental disclosure of cash flow information Non-cash financing activities not included above:
     Reinvestment of distributions                                               $   7,519,018
                                                                                 =============

                       See notes to financial statements.


--------------------------------------------------------------------------------
                                                                              81

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                               Six Months
                                                 Ended                          Year Ended December 31, (Audited)
                                              June 30, 2003   ------------------------------------------------------------------
                                              (Unaudited)        2002          2001          2000           1999        1998
                                             -----------------------------------------------------------------------------------
Net asset value,
   beginning of period ...................   $   12.52        $   11.99     $   11.75     $   11.41     $   12.23     $   12.11
                                             ---------        ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
   Net investment income .................        0.24             0.57          0.69          0.81          0.68          0.69
   Net realized and unrealized gain/
     (loss) on investments ...............        0.31             0.55          0.34          0.31         (0.79)         0.28
                                             ---------        ---------     ---------     ---------     ---------     ---------
   Net increase/(decrease) from investment
     operations ..........................        0.55             1.12          1.03          1.12         (0.11)         0.97
                                             ---------        ---------     ---------     ---------     ---------     ---------

Dividends and Distributions
   to Shareholders from:
   Net investment income .................       (0.20)           (0.55)        (0.73)        (0.78)        (0.68)        (0.69)
   Net realized gain on investments ......       (0.02)           (0.04)        (0.06)           --         (0.03)        (0.16)
                                             ---------        ---------     ---------     ---------     ---------     ---------
   Total dividends and distributions .....       (0.22)           (0.59)        (0.79)        (0.78)        (0.71)        (0.85)
                                             ---------        ---------     ---------     ---------     ---------     ---------

Net asset value, end of period ...........   $   12.85        $   12.52     $   11.99     $   11.75     $   11.41     $   12.23
                                             ---------        ---------     ---------     ---------     ---------     ---------

Total return* ............................        4.37%(a)         9.47%         8.86%        10.02%        (0.84)%        8.10%
                                             ---------        ---------     ---------     ---------     ---------     ---------

Ratios/supplemental data:
   Net assets, end of period
     (000's omitted) .....................   $ 450,828        $ 435,089     $ 357,892     $ 355,435     $ 376,431     $ 381,387
   Ratio of expenses to
     average net assets ..................        0.56%(b)         0.56%         0.57%         0.55%         0.57%         0.67%
   Ratio of expenses excluding interest
     expense to average net assets .......        0.56%(b)         0.56%         0.56%         0.55%         0.55%         0.55%
   Ratio of net investment
     income to average net assets ........        3.83%(b)         4.55%         5.41%         6.75%         5.78%         5.51%
   Portfolio turnover rate ...............         107%             249%          414%          297%          257%          287%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------
82

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Note A -- Organization and Accounting Policies
--------------------------------------------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." Shares are offered in six series: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), The Guardian VC High Yield Bond Fund (GVCHYBF), The Guardian UBS VC Large Cap Value Fund (GLCVF) and The Guardian UBS VC Small Cap Value Fund (GSCVF). GVCF has added a new series, effective July 30, 2003: The Guardian VC Low Duration Bond Fund (GLDBF). GLDBF had not commenced operations as of June 30, 2003.

      On February 3, 2003 GLCVF and GSCVF commenced operations. GLCVF and GSCVF sold 937,500 and 437,500 shares to The Guardian Life Insurance Company of America (Guardian Life) for $9,375,000 and $4,375,000, respectively.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GLCVF, GSCVF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2003, no Class II shares have been issued.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued at the last sales price on these exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued using the last sale price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities. In GVCAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.


--------------------------------------------------------------------------------
90

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

      Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

      GSF, GVC500IF, GVCHYBF, GLCVF and GSCVF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF, GVCHYBF, GLCVF and GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, the Fund will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

    GSF, GVC500IF, GVCAAF, GVCHYBF, GLCVF and GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day,


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, the Funds may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

      Dividends from net investment income are declared and paid semi-annually for GSF, GVC500IF, GVCAAF, GVCHYBF, GBF, GLCVF and GSCVF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Most of the dividends or distributions are credited in the form of additional shares of the applicable Fund at such Fund's net asset value on the ex-dividend date.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at GCF's net asset value on the payable date.

      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

      Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

--------------------------------------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to or from Related Parties
--------------------------------------------------------------------------------

      Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, provides investment advisory services to each of the Funds. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of .25% and .60%, respectively, of their average daily net assets. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of


--------------------------------------------------------------------------------
92

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

GVC500IF. GIS subsidized .15% of the ordinary operating expenses of GVC500IF or $95,917 for the six months ended June 30, 2003.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      GLCVF pays investment advisory fees to GIS at an annual rate of .83% of its average daily net assets. GSCVF pays investment advisory fees to GIS at an annual rate of 1.00% of its average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF and GSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GLCVF's average daily net assets and at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GSCVF's average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF and GSCVF.

      The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

--------------------------------------------------------------------------------
Note C -- Investment Transactions
--------------------------------------------------------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2003 were as follows:

                                                    GSF              GVC500IF
                                                    ---              --------
           Purchases .......................    $457,953,911       $ 8,230,042
           Proceeds ........................    $531,013,626       $12,613,136

                                                   GVCAAF            GVCHYBF
                                                   ------            -------
           Purchases .......................    $  2,000,000       $43,362,677
           Proceeds ........................    $         --       $30,115,912

                                                    GLCVF             GSCVF
                                                    -----             -----
           Purchases .......................    $ 52,641,231       $13,627,585
           Proceeds ........................    $  2,720,783       $ 3,036,199

                                                    GBF
                                                    ---
           Purchases .......................    $506,693,980
           Proceeds ........................    $463,486,804


--------------------------------------------------------------------------------
                                                                              93

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

      The cost of investments owned at June 30, 2003 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Funds. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2003 were as follows:

                                                                 GSF              GVC500IF
                                                                 ---              --------
      Appreciation                                          $  99,861,132       $ 13,533,521
      Depreciation                                            (66,754,587)       (24,838,679)
                                                            -------------       ------------
        Net Unrealized Appreciation/(Depreciation)          $  33,106,545       $(11,305,158)
                                                            =============       ============
                                                                GVCAAF             GVCHYBF
                                                                ------             -------
      Appreciation                                          $     521,718       $  2,890,702
      Depreciation                                             (6,492,456)          (505,132)
                                                            -------------       ------------
        Net Unrealized Appreciation/(Depreciation)          $  (5,970,738)      $  2,385,570
                                                            =============       ============
                                                                 GLCVF              GSCVF
                                                                 -----              -----
      Appreciation                                          $   7,767,349       $  1,548,379
      Depreciation                                               (385,848)           (69,022)
                                                            -------------       ------------
        Net Unrealized Appreciation                         $   7,381,501       $  1,479,357
                                                            =============       ============
                                                                  GBF
                                                                  ---
      Appreciation                                          $  18,394,469
      Depreciation                                               (213,402)
                                                            -------------
        Net Unrealized Appreciation                         $  18,181,067
                                                            =============

--------------------------------------------------------------------------------
Note D -- Repurchase Agreements
--------------------------------------------------------------------------------

      The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

--------------------------------------------------------------------------------
Note E -- Reverse Repurchase Agreements
--------------------------------------------------------------------------------

      GVCAAF, GVCHYBF and GBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF, GVCHYBF and GBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase


--------------------------------------------------------------------------------
94

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF, GVCHYBF and GBF may be unable to deliver the securities when the Funds seek to repurchase them.

--------------------------------------------------------------------------------
Note F -- Dollar Roll Transactions
--------------------------------------------------------------------------------

      GVCAAF, GVCHYBF and GBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that they hold with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF, GVCHYBF and GBF may be unable to deliver the securities when the Funds seek to repurchase them.

--------------------------------------------------------------------------------
Note G -- Transactions in Capital Stock
--------------------------------------------------------------------------------

      There are 1,000,000,000 shares of $0.001 par value capital stock authorized for GVCF divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I, GVCHYBF Class I, GLCVF Class I and GSCVF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through June 30, 2003, no Class II shares of GSF were issued. Transactions in capital stock were as follows:

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                             1,222,250            4,673,210       $  28,525,032       $ 113,023,863
Shares issued in reinvestment of
   dividends                                              572,232              544,573          14,282,918          14,289,601
Shares repurchased                                     (6,060,127)         (16,305,105)       (138,071,111)       (405,121,253)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                         (4,265,645)         (11,087,322)      $ (95,263,161)      $(277,807,789)
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                             2,702,892            4,629,458       $  18,379,373       $  33,546,602
Shares issued in reinvestment of
   dividends                                              108,205              466,126             788,813           3,272,431
Shares repurchased                                     (3,446,795)         (28,535,396)        (24,357,517)       (180,704,229)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                           (635,698)         (23,439,812)      $  (5,189,331)      $(143,885,196)
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                               372,369              483,905        $  2,652,998         $ 3,738,324
Shares issued in reinvestment of
   dividends                                               93,148               97,846             705,132             763,200
Shares repurchased                                       (392,737)            (676,754)         (2,705,566)         (4,922,230)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                                  72,780              (95,003)        $   652,564         $  (420,706)
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                             3,709,950            1,545,453        $ 30,173,785         $12,303,195
Shares issued in reinvestment
   of dividends                                           152,197              336,975           1,261,710           2,608,239
Shares repurchased                                     (2,381,410)          (1,157,087)        (19,412,717)         (9,179,869)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          1,480,737              725,341        $ 12,022,778         $ 5,731,565
-------------------------------------------------------------------------------------------------------------------------------

                                                      Period from                              Period from
                                                February 3, 2003+                        February 3, 2003+
                                                 to June 30, 2003                         to June 30, 2003
                                                      (Unaudited)                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian UBS VC Large Cap Value Fund
Shares sold                                             5,189,549                            $ 51,325,578
Shares issued in reinvestment
   of dividends                                            22,576                                 260,531
Shares repurchased                                        (25,094)                               (283,305)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          5,187,031                            $ 51,302,804
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian UBS VC Small Cap Value Fund
Shares sold                                             1,166,858                            $ 11,690,347
Shares issued in reinvestment
   of dividends                                             1,169                                  13,488
Shares repurchased                                        (42,558)                               (481,623)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                          1,125,469                            $ 11,222,212
-------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.


--------------------------------------------------------------------------------
96

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2003 (Unaudited) (Continued)

                                                 Six Months Ended           Year Ended    Six Months Ended          Year Ended
                                                         June 30,         December 31,            June 30,        December 31,
                                                             2003                 2002                2003                2002
                                                      (Unaudited)            (Audited)         (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund
Shares sold                                             3,383,750            8,874,148      $   43,052,747      $ 109,477,341
Shares issued in reinvestment
   of dividends and distributions                         582,418            1,512,712          7,519,017          18,657,670
Shares repurchased                                     (3,640,973)          (5,493,407)       (46,671,264)        (67,753,956)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase                                            325,195            4,893,453      $   3,900,500       $  60,381,055
-------------------------------------------------------------------------------------------------------------------------------
o The Guardian Cash Fund
Shares sold                                            23,050,841           66,681,009      $ 230,508,416       $ 666,810,091
Shares issued in reinvestment
   of dividends                                           185,663              605,287          1,856,627           6,052,868
Shares repurchased                                    (28,421,721)         (69,537,300)      (284,217,207)       (695,373,004)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease                                         (5,185,217)          (2,251,004)     $ (51,852,164)      $ (22,510,045)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note H -- Line of Credit
--------------------------------------------------------------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2003, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------------------------------------------------------------------
Note I -- Investments in Affiliates(1)
--------------------------------------------------------------------------------

      A summary of GVCAAF transactions in affiliated security during the six months ended June 30, 2003 is set forth below:

                                    Balance of      Gross                  Balance of                   Dividends
                                      Shares      Purchases      Gross       Shares         Value      Included in    Net Realized
                                   December 31,      and       Sales and    June 30,      June 30,      Dividend       Gain/(Loss)
   Name of Issuer                      2002       Additions   Reductions      2003          2003         Income         on Sales
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       3,100,828     280,112          --      3,380,940    $24,139,912    $154,421       $       --

(1) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


--------------------------------------------------------------------------------
                                                                              97

ITEM 2.  CODE OF ETHICS.

         Not required at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required at this time.

ITEM 5-6 [RESERVED]

         Not required at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

         (b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Not required at this time.

         (a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

         (b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.


By:   /s/ THOMAS G. SORELL
      -----------------------------------------
      Thomas G. Sorell
      President of
      The Guardian Bond Fund, Inc.


Date: September 4, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/  THOMAS G. SORELL
      -----------------------------------------
      Thomas G. Sorell
      President of
      The Guardian Bond Fund, Inc.


Date: September 4, 2003


By:   /s/ FRANK L. PEPE
      -----------------------------------------
      Frank L. Pepe
      Vice President and Treasurer of
      The Guardian Bond Fund, Inc.

Date: September 4, 2003